5. PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Depreciation expense	$ 13,349	$ 17,109	$ 25,440	$ 38,394	$ 67,161	$ 138,050	$ 291,472